Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Instrument [Abstract]
Summary of detailed information about borrowings

	As of December 31,
	2023	2022
Bank loans - Syndicated loans (Note a)	$309,425	$221,405
Bank loans - Loans for batteries (Note b)	85,276	111,611
Bank loans - Loans for procurement and operating capital	15,470	48,158
Bonds (Note c)	—	—
	$410,171	$381,174

Current	75,590	87,982
Non-current	334,581	293,192
	$410,171	$381,174

Interest rates
Bank loans - Syndicated loans	3.21%-3.26%	2.74%-2.93%
Bank loans - Loans for batteries	3.25%	2.94%
Bank loans - Loans for procurement and operating capital	2.05%-2.30%	1.70%-2.29%
Bank loans - Syndicated loans

	As of December 31,
	2023	2022
Syndicated loans	$309,425	$221,405

Current	$27,552	$13,774
Non-current	281,873	207,631
	$309,425	$221,405
Bank loans - Loans for batteries

	As of December 31,
	2023	2022
Loans for batteries	$85,276	$111,611

Current	$32,568	$26,050
Non-current	52,708	85,561
	$85,276	$111,611
In July 2018, Gogoro issued unsecured bonds with an notional amount of $100,000 thousand. The major terms of the unsecured bonds were as follows:

Maturity Date	Interest Rate	Payments
July 2022	1st year: 300bps + 90-day Libor rate. 2nd year and 3rd year: 350bps + 90-day Libor rate. 4th year: 400bps + 90-day Libor rate.	Redemption of notional amount: Maturity date Interest payment: Quarterly
Bank credit limit

	As of December 31,
	2023	2022
Unsecured bank general credit limit
Amount used*	$470,496	$401,500
Amount unused	53,636	126,667
	$524,132	$528,167
*The calculation of amount used was based on the initial drawdown of the bank loans, and would not be affected before the Company repaid the full amount of the bank loans. The amount used included guarantees for customs duties and government grants.